Financial risk management - Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates (Detail)	12 Months Ended
Dec. 31, 2019
Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	4.0307%
Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	4.5305%
Probable [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	4.0028%
Probable [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	4.4832%
25% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	5.0035%
25% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	5.604%
50% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	6.0043%
50% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	6.7248%
-25% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	3.0021%
-25% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	3.3624%
-50% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	2.0014%
-50% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	2.2416%